<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		August 4, 2009

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Massachusetts Financial Services Co file number 028-04968
Parametric file number 028-04558
Roosevelt file number 028-03511


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AMERICA                COM              00739W107    52653      11885449 SH       Sole                              11885449
AMER INTL GROUP INC            COM              026874784       58         50000 SH       Sole                                 50000
AUTONATION INC COM             COM              05329W102    18069       1041458 SH       Sole                               1041458
BANK OF AMERICA CORP           COM              060505104     5583        422940 SH       Sole                                422940
CAROLINA ALLIANCE BANK  SPARTA COM              14376r107      360         45000 SH       Sole                                 45000
CENTERPOINT CP                 COM              15189Q103        0        100000 SH       Sole                                100000
CITIGROUP INC                  COM              172967101       47         15980 SH       Sole                                 15980
CONVERA CORPORATION            COM              211919105       27        140300 SH       Sole                                140300
CYALUME TECHNOLOGIES WARRENTS  COM              232429118      101        199006 SH       Sole                                199006
CYALUME TECHS HLDGS            COM              232429100      700        200000 SH       Sole                                200000
DUKE ENERGY CORP NEW           COM              26441C105     6748        462489 SH       Sole                                462489
EOS INTL INC26877P109          COM              26877P109        0        110000 SH       Sole                                110000
FPL GROUP                      COM              302571104    11372        200000 SH       Sole                                200000
FRONTLINE LTD                  COM              G3682E127      241          9900 SH       Sole                                  9900
GAMCO INVESTORS INC            COM              361438104     1455         30000 SH       Sole                                 30000
GENERAL MARITIME NEW           COM              Y2693R101      192         19430 SH       Sole                                 19430
PSYCHEMEDICS CORPORATION       COM              744375205     1316        191234 SH       Sole                                191234
REPUBLIC SERVICES INC          COM              760759100    12605        516377 SH       Sole                                516377
SENSIVIDA MED TECHS NEW        COM              817259104       30         40000 SH       Sole                                 40000
SPECTRA ENERGY CORP            COM              847560109     4118        243377 SH       Sole                                243377
STRATEGIC DIAGNOST             COM              862700101      151        130000 SH       Sole                                130000
THEGLOBE.COM INC               COM              88335R101        0         52066 SH       Sole                                 52066
US NEUROSURGICAL INC           COM              90336K101        3         55000 SH       Sole                                 55000
WASTE MANAGEMENT INC NEW       COM              94106l109     6126        217534 SH       Sole                                217534
WELLS FARGO & CO NEW DEL       COM              949746101      556         22935 SH       Sole                                 22935
ZIX CORPORATION                COM              98974P100       91         60764 SH       Sole                                 60764